FAIR VALUE MEASUREMENTS (Tables)	4 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
FAIR VALUE MEASUREMENTS
Schedule of company's assets that are measured at fair value on a recurring basis

	Held-To-Maturity	Level	Fair Value
June 30, 2021	U.S. Mutual Funds	1	$345,009,910
December 31, 2020	U.S. Mutual Funds	1	$345,000,000

Schedule of company's liabilities that are measured at fair value on a recurring basis

		June 30,		December 31,
	Level	2021	Level	2020
Liabilities:
Warrant Liability – Public Warrants	1	$16,560,000	3	$28,462,500
Warrant Liability – Private Placement Warrants	2	$8,544,000	3	$14,685,000

Schedule of level 3 inputs used for the fair value measurements

The following table provides quantitative information regarding the Level 3 inputs used for the fair value measurements:

As of December 31, 2020
Exercise Price	$11.50
Stock Price	$10.00
Term (years)	5.0
Volatility	82.9%
Risk free interest rate	0.42%
Dividend yield	0.0%
Public warrant price	$3.30

Schedule of changes in the fair value of Level 3 warrant liabilities

Warrant liabilities
Fair value at December 7, 2020	$43,147,500
Change in fair value	—
Fair value at December 31, 2020	$43,147,500

The following table presents the changes in the fair value of Level 3 warrant liabilities:

	Private		Warrant
	Placement	Public	Liabilities
Fair value as of January 1, 2021	$14,685,000	$28,462,500	$43,147,500
Change in fair value	(5,963,000)	(11,557,500)	(17,520,500)
Transfer to Level 1	—	(16,905,000)	(16,905,000)
Transfer to Level 2	(8,722,000)	—	(8,722,000)
Fair value as of June 30, 2021	$—	$—	$—